Debt (Tables)	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Components of Debt
The components of debt as of the dates indicated were as follows ($000):

	June 30, 2025	June 30, 2024
Term A Facility, interest at adjusted SOFR, as defined, plus 1.850%	$624,375	$775,625
Debt issuance costs, Term A Facility and Revolving Credit Facility	(8,141)	(13,586)
Term B Facility, interest at adjusted SOFR, as defined, plus 2.00%	2,102,358	2,384,536
Debt issuance costs, Term B Facility	(36,478)	(49,835)
5.00% Senior Notes	990,000	990,000
Debt Issuance costs, Senior Notes	(4,966)	(5,939)
1.3% Term loan	—	335
Facility construction loan in Germany	17,682	19,082
Borrowings on local lines of credit	2,091	—
Total debt	3,686,921	4,100,218
Current portion of long-term debt	(188,306)	(73,770)
Long-term debt, less current portion	$3,498,615	$4,026,448

Schedule of Principal Repayments for Indebtedness
The required annual principal repayments for all indebtedness for the next five years and thereafter, as of June 30, 2025, is set forth in the following table ($000):

Year Ending
June 30,
2026	$188,306
2027	16,652
2028	614,152
2029	3,215
2030	2,912,573
Thereafter	1,608
Total	$3,736,506